COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

Claims and Litigation

The Company is involved in legal proceedings, claims and governmental investigations arising in the normal course of business. The types of allegations that arise in connection with such legal proceedings vary in nature, but can include contract, employment, tax and intellectual property matters. The Company evaluates all cases and records liabilities for losses from legal proceedings when the Company determines that it is probable that the outcome will be unfavorable and the amount, or potential range, of loss can be reasonably estimated. While any outcome related to litigation or such governmental proceedings cannot be predicted with certainty, management believes that the outcome of these matters, except as otherwise may be discussed below, individually or in the aggregate, will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

An employee of the Company is one of several individuals and entities named in a complaint by India’s Director of Enforcement (“DE”), initially filed in January 2015, alleging violations of the Foreign Exchange Management Act (“FEMA”). The complaint alleges that the employee participated as an advisor in a series of transactions in 2009 that were completed by and on behalf of a client, the Board of Control for Cricket in India (the “BCCI”), and that contravened two provisions of FEMA. The subject transactions were pursued under the direction and control of one of the BCCI’s board members. The Company is not alleged to have possessed any funds improperly or to have made or received any of the payments that are alleged to have violated FEMA. The Company is cooperating with the DE’s investigation which, at present, is in its early stages.

In July 2017, the Italian Competition Authority (“ICA”) issued a decision opening an investigation into alleged breaches of competition law in Italy, involving inter alia IMG, and relating to bidding for certain media rights of the Serie A and Serie B football leagues. In April 2018, the European Commission conducted on-site inspections at a number of companies that are involved with sports media rights, including the Company. The inspections were part of an ongoing investigation into the sector and into potential violations of certain antitrust laws that may have taken place within it. The Company investigated these ICA matters, as well as other regulatory compliance matters. In May 2019, the ICA completed its investigation and fined the Company approximately EUR 0.3 million. As part of its decision, the ICA acknowledged the Company’s cooperation and ongoing compliance efforts since the investigation commenced. In July 2019, three football clubs and in June 2020, the Serie A football league (Lega Nazionale Professionisti Serie A or “Lega Nazionale”, and together with the three clubs, the “Plaintiffs”) each filed separate claims against IMG and certain other unrelated parties in the Court of Milan, Italy, alleging that IMG engaged in anti-competitive practices with regard to bidding for certain media rights of the Serie A and Serie B football leagues. The Plaintiffs seek damages from all defendants in amounts totalling EUR 554.6 million in the aggregate relating to the three football clubs and EUR 1,592.2 million relating to Lega Nazionale, along with attorneys’ fees and costs (the “Damages Claims”). Since December 2020, four additional football clubs have each filed requests to intervene in the Lega Nazionale proceedings and individually seek to claim amounts in the aggregate totalling EUR 251.5 million. Ten other clubs also filed requests to intervene in support of Lega Nazionale’s claim or alternatively to individually claim in the amount of EUR 92.1 million, in the case of one club, and unspecified amounts (to be quantified as a percentage of the total amount sought by Lega Nazionale) in the other nine cases. Collectively, the interventions of these 14 clubs are the “Interventions”. The Company intends to defend against the Damages Claims, Interventions and any related claims, and management believes that the Company has meritorious defenses to these claims, including the absence of standing of the clubs, and the absence of actual damage. The Company may also be subject to regulatory and other claims and actions with respect to these ICA and other regulatory matters. Any judgment entered against the Company or settlement entered into, including with respect to claims or actions brought by other parties, could materially and adversely impact the Company’s business, financial condition and results of operations.

Zuffa has five related class-action lawsuits filed against it in the United States District Court for the Northern District of California (the “District Court”) between December 2014 and March 2015 by a total of eleven former UFC fighters. The complaints in the five lawsuits are substantially identical. Each alleges that Zuffa violated Section 2 of the Sherman Act by monopolizing the alleged market for the promotion of elite professional MMA bouts and monopolizing the alleged market for elite professional MMA Fighters’ services. Plaintiffs claim that Zuffa’s alleged conduct injured them by artificially depressing the compensation they received for their services and their intellectual property rights, and they seek treble damages under the antitrust laws, as well as attorneys’ fees and costs, and injunctive relief. On December 14, 2020, the District Court orally indicated its intention to grant Plaintiffs’ motion to certify the Bout Class (comprised of fighters who participated in bouts from December 16, 2010 to June 30, 2017) and to deny Plaintiffs’ motion to certify the Identity Class (a purported class based upon the alleged expropriation and exploitation of fighter identities). The Company is awaiting the official written order from the judge and assuming he rules as previously indicated, then the Company will seek an appeal of this decision. On June 23, 2021, plaintiffs’ lawyers filed a new case against Zuffa and EGH essentially repeating the same allegations, but for an updated class period (from July 1, 2017 to present). Management believes that the Company has meritorious defenses against the allegations in both cases and intends to defend itself vigorously.

In February 2021, the Company signed a new franchise agreement and side letter (the “Franchise Agreements”) directly with the Writer’s Guild of America East and the Writer’s Guild of America West (collectively, the “WGA”). These Franchise Agreements include terms that, among other things, prohibit the Company from (a) negotiating packaging deals after June 30, 2022 and (b) having more than a 20% non-controlling ownership or other financial interest in, or being owned or affiliated with any individual or entity that has more than a 20% non-controlling ownership or other financial interest in, any entity or individual engaged in the production or distribution of works written by WGA members under a WGA collective bargaining agreement. The Franchise Agreements provide for a transition period for the Company to come into compliance with certain of its provisions. During the term of the Franchise Agreements, until the Company is in compliance, the Franchise Agreements require that the Company place into escrow (i) an amount equal to Endeavor Content’s after-tax gross profits from the production of works written by WGA members under a WGA collective bargaining agreement and (ii) an amount equal to the Company’s after tax writer commissions and package fees received in connection with such Endeavor Content productions.

21. COMMITMENTS AND CONTINGENCIES

Guarantees and Commitments

The following is a summary of the Company’s annual commitments under certain guaranteed agreements as of December 31, 2020 (in thousands):

	Payments due by period
	Total	2021	2022-2023	2024-2025	After 2025
Purchase/guarantee agreements	$2,190,394	$757,110	$791,134	$432,409	$209,741
Payment to members/employees	578,664	216,501	269,886	62,097	30,180

Total	$2,769,058	$973,611	$1,061,020	$494,506	$239,921

Purchase/Guarantee Agreements

The Company routinely enters into purchase or guarantee arrangements for event, media or other representation rights as well as for advancements for content production or overhead costs with various organizations. Subsequent to December 31, 2020, the Company entered into new arrangements and amended certain existing agreements increasing its purchase/guarantee agreements by $29.2 million, of which $(8.1) million, $20.3 million and $17.0 million is due in 2021, 2022-2023 and 2024-2025, respectively.

Payments to members/employees

Certain members receive guaranteed payments from the Company under contracts through 2028. These payments are made through periodic draws and annual profit-sharing contributions. The Company is also obligated to a substantial number of its employees under employment agreements that expire at various dates through 2028. Subsequent to December 31, 2020, the Company has made additional annual commitments under guaranteed payment contracts to members and increased its commitments under employment agreements by $79.7 million, of which $23.7 million, $47.3 million, $8.6 million and $0.1 million is due in 2021, 2022-2023, 2024-2025 and after 2025, respectively.

Claims and Litigation

The Company is involved in legal proceedings, claims and governmental investigations arising in the normal course of business. The types of allegations that arise in connection with such legal proceedings vary in nature, but can include contract, employment, tax and intellectual property matters. The Company evaluates all cases and records liabilities for losses from legal proceedings when the Company determines that it is probable that the outcome will be unfavorable and the amount, or potential range, of loss can be reasonably estimated. While any outcome related to litigation or such governmental proceedings cannot be predicted with certainty, management believes that the outcome of these matters, except as otherwise may be discussed below, individually or in the aggregate, will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

An employee of the Company is one of several individuals and entities named in a complaint by India’s Director of Enforcement (“DE”), initially filed in January 2015, alleging violations of the Foreign Exchange Management Act (“FEMA”). The complaint alleges that the employee participated as an advisor in a series of transactions in 2009 that were completed by and on behalf of a client, the Board of Control for Cricket in India (the “BCCI”), and that contravened two provisions of FEMA. The subject transactions were pursued under the direction and control of one of the BCCI’s board members. The Company is not alleged to have possessed any funds improperly or to have made or received any of the payments that are alleged to have violated FEMA. The Company is cooperating with the DE’s investigation which, at present, is in its early stages.

In July 2017, the Italian Competition Authority (“ICA”) issued a decision opening an investigation into alleged breaches of competition law in Italy, involving inter alia IMG, and relating to bidding for certain media rights of the Serie A and Serie B football leagues. In April 2018, the European Commission conducted on-site inspections at a number of companies that are involved with sports media rights, including the Company. The inspections were part of an ongoing investigation into the sector and into potential violations of certain antitrust laws that may have taken place within it. The Company investigated these ICA matters, as well as other regulatory compliance matters. In May 2019, the ICA completed its investigation and fined the Company approximately EUR 0.3 million. As part of its decision, the ICA acknowledged the Company’s cooperation and ongoing compliance efforts since the investigation commenced. In July 2019, Torino F.C. S.p.A. (“Torino”), A.C.F. Fiorentina S.p.A. (“Fiorentina”) and A.C. Chievo – Verona S.R.L. (“Chievo) and in June 2020, the Serie A football league (Lega Nazionale Professionisti Serie A or “Lega Nazionale” and together with Torino, Fiorentina and Chievo, the “Plaintiffs”) each initiated separate claims against IMG and certain other unrelated parties in the Court of Milan, Italy, alleging that IMG engaged in anti-competitive practices with regard to bidding for certain media rights of the Serie A and Serie B football leagues. The Plaintiffs seek relief from all defendants in the aggregate in the amount of EUR 167.8 million, EUR 241.6 million, EUR 145.2 million and EUR 1,592.2 million in damages, respectively, along with attorneys’ fees and costs (the “Damages Claims”). In January 2021, Empoli F.C. S.p.A. (“Empoli”), A.C. Perugia Calcio S.R.L. (“Perugia”), Delfino Pescara 1936 S.p.A. (“Pescara”) and Palermo F.C. S.p.A. (“Palermo”), each filed requests to intervene in the Lega Nazionale proceedings and individually seek to claim amounts of EUR 65.9 million, EUR 15 million, EUR 43.96 million and EUR 126.6 million respectively. In February 2021, A.C. Milan S.p.A. (“A.C. Milan”), Unione Sportiva Lecce S.p.A. (“Lecce”), F.C. Internazionale S.p.A. (“Inter”), Bologna F.C. S.p.A. (“Bologna”), Atalanta Bergamasca Calcio S.p.A. (“Atalanta”), Cagliari Calcio S.p.A. (“Cagliari”), Hellas Verona F.C. S.p.A. (“Hellas Verona”), Lazio Societa Sportiva S.p.A. (“Lazio”), and Udinese Calcio S.p.A. (“Udinese”) also filed requests to intervene in support of Lega Nazionale’s claim or alternatively to individually claim in the amount of EUR 92.1 million in the case of A.C. Milan and unspecified amounts (to be quantified as a percentage of the total amount sought by Lega Nazionale) in the case of Lecce, Inter, Bologna, Atalanta, Cagliari, Hellas Verona, Lazio, and Udinese (together with the interventions of Empoli, Perugia, Pescara and Palermo, the “Interventions”). The Company intends to defend against the Damages Claims, Interventions and any related claims, and management believes that the Company has meritorious defenses to these claims, including the absence of standing of the clubs, and the absence of actual damage. The Company may also be subject to regulatory and other claims and actions with respect to these ICA and other regulatory matters. Any judgment entered against the Company or settlement entered into, including with respect to claims or actions brought by other parties, could materially and adversely impact the Company’s business, financial condition and results of operations.

Zuffa has five related class-action lawsuits filed against it in the United States District Court for the Northern District of California (the “District Court”) between December 2014 and March 2015 by a total of eleven former UFC fighters. The complaints in the five lawsuits are substantially identical. Each alleges that Zuffa violated Section 2 of the Sherman Act by monopolizing the alleged market for the promotion of elite professional MMA bouts and monopolizing the alleged market for elite professional MMA Fighters’ services. Plaintiffs claim that Zuffa’s alleged conduct injured them by artificially depressing the compensation they received for their services and their intellectual property rights, and they seek treble damages under the antitrust laws, as well as attorneys’ fees and costs, and injunctive relief. On December 14, 2020, the District Court orally indicated its intention to grant Plaintiffs’ motion to certify the Bout Class (comprised of fighters who participated in bouts from December 16, 2010 to June 30, 2017) and to deny Plaintiffs’ motion to certify the Identity Class (a purported class based upon the alleged expropriation and exploitation of fighter identities). The Company is awaiting the official written order from the judge and assuming he rules as previously indicated, then the Company will seek an appeal of this decision. Management believes that the Company has meritorious defenses against the allegations and intends to defend itself vigorously.